Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Computers	17,793	17,793	13,080
Furniture and Fittings	36,038	57,272	42,102
Renovation	96,098	96,098	70,645
Office Equipment	35,447	36,097	26,536
Total	185,376	207,260	152,363
Less: accumulated depreciation	(107,010)	(149,195)	(109,678)
Net book value	78,366	58,065	42,685